Income Taxes, Expense (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income tax expense
Current federal income tax expense	$ 10,547	$ (90,235)	$ 19,290
Current state income tax expense	4,186	1,049	(11,059)
Deferred federal income tax expense	54,490	187,581	57,759
Deferred state income tax expense	(5,246)	15,683	15,968
Total income tax expense	$ 63,977	$ 114,078	$ 81,958